Income taxes (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes		₨ 26,413	$ 361	₨ 18,032	₨ 22,443
Enacted tax rate in India		34.94%	34.94%	34.94%	34.94%
Computed expected tax expense		₨ 9,229		₨ 6,301	₨ 7,842
Effect of:
Differences between Indian and foreign tax rates		810		3,385	(734)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		1,220		(6,478)	482
Expenses not deductible for tax purposes		230		155	340
Reversal of earlier years' tax provisions		0		0	(282)
Income exempt from income taxes		(1,807)		(1,029)	(1,282)
Foreign exchange differences		(18)		(64)	(470)
Incremental deduction allowed for research and development costs	[1]	0		(1,241)	(1,134)
Tax expense on distributed/undistributed earnings of subsidiary outside India		0		254	0
Write off of accounts receivables		0		0	(1,294)
Income from sale of capital assets		0		(2,620)	0
Effect of change in tax rate		(333)		(37)	3
Others		(156)		(92)	177
Income tax expense/(benefit)		₨ 9,175	$ 125	₨ (1,466)	₨ 3,648
Effective tax rate		35.00%	35.00%	(8.00%)	16.00%

[1]	India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017 and from 150% to 100% effective April 1, 2020.